Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Impairment		₩ (47,465)	₩ (54,703)	₩ (43,162)
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance		258,030	242,737
Impairment		44,183	49,865
Write-offs	[1]	(42,484)	(42,662)
Collection of receivables previously written-off		7,753	8,090
Ending Balance		₩ 267,482	₩ 258,030	₩ 242,737

[1]	The Group writes off the trade and other receivables that are determined to be uncollectable due to reasons such as termination of operations or bankruptcy.